Cover	Nov. 05, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-33796
Entity Registrant Name	CHIMERA INVESTMENT CORP
Entity Central Index Key	0001409493
Entity Tax Identification Number	26-0630461
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	One Rockefeller Plaza
Entity Address, Address Line Two	32nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	(888)
Local Phone Number	895-6557
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CIM
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Title of 12(b) Security	8.00% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	CIM PRA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Title of 12(b) Security	8.00% Series B Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Title of 12(b) Security	7.75% Series C Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRC
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Title of 12(b) Security	8.00% Series D Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRD
Security Exchange Name	NYSE
Senior Notes [Member]
Title of 12(b) Security	9.000% Senior Notes due 2029
Trading Symbol	CIMN
Security Exchange Name	NYSE
Senior Notes One [Member]
Title of 12(b) Security	9.250% Senior Notes due 2029
Trading Symbol	CIMO
Security Exchange Name	NYSE
Senior Notes Two [Member]
Title of 12(b) Security	8.875% Senior Notes due 2030
Trading Symbol	CIMP
Security Exchange Name	NYSE